Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits outstanding by type
Deposits outstanding at December 31, 2016 and 2015 are summarized below by account type.

	December 31, 2016			December 31, 2015
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$171,133,555	0.02%	0.00-0.20%	$155,765,968	0.03%	0.00-0.20%
Money Market Accounts	230,902,038	0.20%	0.00-0.50%	229,016,993	0.16%	0.10-0.17%
Statement Savings Accounts	36,522,989	0.10%	0.00-0.10%	31,191,828	0.10%	0.00-0.10%
Total	$438,558,582	0.12%	0.00-0.50%	$415,974,789	0.11%	0.00-0.20%

Certificate Accounts:
0.00 – 0.99%	$148,370,515			$175,755,511
1.00 – 1.99%	66,532,221			51,479,431
2.00 – 2.99%	641,960			8,886,814
Total	$215,544,696	0.78%	0.05-2.00%	$236,121,756	0.69%	0.04-2.52%
Total Deposits	$654,103,278	0.34%	0.00-2.00%	$652,096,545	0.32%	0.00-2.52%

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2016 and 2015:

	December 31,
	2016	2015
Within 1 Year	$131,484,617	$141,385,500
After 1 Year, Within 2 Years	40,384,177	56,022,488
After 2 Years, Within 3 Years	15,459,977	23,139,815
After 3 Years, Within 4 Years	8,452,948	9,179,894
After 4 Years, Within 5 Years	19,762,977	6,394,059
	$215,544,696	$236,121,756